Commitments and Contingencies - Indemnification Agreements (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Indemnification Agreement
Indemnification Agreements
Amount accrued	$ 0	$ 0	$ 0